Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	2013
Derivative designated as hedging instrument	Balance sheet location	Fair Value

	Other assets
Interest rate swap asset	(non-current)	$148
	Other liabilities
Interest rate swap liability	(non-current)	$5,344

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2013	Level 1	Level 2	Level 3

Interest rate swap asset	$148	$-	$148	$-
Interest rate swap liability	5,344	-	5,344	-
Contingent consideration liability	8,740	-	-	8,740

Change In Fair Value Of Contingent Consideration Liability [Table Text Block]
Balance, December 31, 2012	$13,000
Amounts recognized on acquisitions	9,556
Fair value adjustments (note 5)	1,801
Resolved and settled in cash	(1,994)
Resolved and recorded in "Accrued liabilities"	(13,727)
Other	104
Balance, December 31, 2013	$8,740

Less: current portion	$122
Non-current portion	$8,618

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2013		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$7,455	$7,455	$6,328	$6,328
Long-term debt	372,794	386,952	337,205	347,319
Convertible debentures	-	-	77,000	86,048